Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIFF Multi-Asset Fund Summary
Supplement	ck0000916622_Supplement

TIFF Investment Program (“TIP”)

Supplement dated January 22 , 2016

to the TIP Prospectus dated April 30, 2015, as supplemented September 23, 2015;

the TIFF Multi-Asset Fund Summary Prospectus dated April 30, 2015, as amended September 25, 2015

This supplement provides new and additional information to the TIP prospectus dated April 30, 2015, as supplemented September 23, 2015; the TIFF Multi-Asset Fund summary prospectus dated April 30, 2015, as amended September 25, 2015; and updates certain information in the prospectus supplement dated September 23, 2015. You can find TIP’s prospectus, summary prospectuses, and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures . You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org .

The following will replace similar information about the Constructed Index on page 3 of the prospectus, page 1 of the prospectus supplement dated September 23, 2015, and page 3 of the Multi-Asset Fund summary prospectus:

The Constructed Index weights are rebalanced by TAS at each month-end; those from July 1, 2009, through December 31, 2015, reflect quarter-end rebalancing. Actual weights in Multi-Asset Fund tend to vary over time.

The following replaces the footnote in the Average Annual Total Returns chart on page 6 of the prospectus and page 6 of the Multi-Asset Fund summary prospectus:

* Performance of the Multi-Asset Fund Constructed Index generated from July 1, 2009, through September 30, 2015, was reduced by 0.20% per annum, prorated monthly. This reduction reflected an estimate of the costs of investing in the Constructed Index’s asset segments through index funds or other instruments. The reported performance of the Constructed Index would increase in the absence of a 0.20% reduction.

Supplement Closing	ck0000916622_SupplementClosing	Please keep this supplement for future reference.